Bryton Growth Portfolio
Bryton Growth Portfolio
Investment Objective
Seeks long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Bryton Growth Portfolio Bryton Growth Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Bryton Growth Portfolio Bryton Growth Portfolio
Management Fees	0.81%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.07%
Total Annual Fund Operating Expenses	0.88%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Bryton Growth Portfolio | Bryton Growth Portfolio | USD ($)	90	281	488	1,084

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 169% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization. The Portfolio is managed by Suffolk Capital Management, LLC (“Suffolk”) under a subadvisory agreement with the Adviser.

Suffolk’s investment approach is based on the premise that most stocks are priced efficiently, reflecting the market’s expectations of growth and perceptions of risk. Suffolk’s principals analyze companies’ revised earnings forecasts. Since investors often over-react to these revisions, Suffolk looks for those stocks having better long-term growth prospects than are reflected in current market prices. Suffolk uses a proprietary blend of research and stock selection techniques. First, a stock’s expected returns are determined by a quantitative model incorporating growth, valuation and risk factors. Then, Suffolk analyzes the earnings estimates for those companies appearing to have the most potential for stock price appreciation to determine if those estimates are likely to be revised upward or downward. Finally, Suffolk performs a fundamental analysis of growth potential. The resulting mix of securities tends to have a growth orientation.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 24.26%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -29.67%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Average Annual Total Returns As of December 31, 2015
Average Annual Total Returns - Bryton Growth Portfolio	1 Year	5 Years	10 Years
Bryton Growth Portfolio	(4.25%)	7.63%	6.55%
Russell 2000® Growth Index	(1.38%)	10.67%	7.95%